Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,062,329)	$ (7,594,555)	$ (1,346,745)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	293,135	150,147	26,456
Amortization of right-of-use asset	476,552	454,250
Share-based compensation	922,623	2,757,907
Interest income	(85,400)	(10,733)
Loss on disposal of property and equipment	1,415
Change in operating assets and liabilities
Prepayments and other receivables	(28,950)	(9,429)	(7,436)
Long-term deposits	5,803	(95,196)	(388)
Accrued expenses	6,954	(421,863)	477,990
Operating lease liabilities	(487,672)	(430,421)
Other payables – related parties	(5,080)	(67,162)	82,812
Net cash used in operating activities	(4,962,949)	(5,267,055)	(767,311)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(27,392)	(780,876)
Proceed from disposal of property and equipment	970
Proceed from mature of short-term investment	10,085,400
Placement of short-term investment	(10,000,000)	(10,000,000)
Net cash provided by (used in) investing activities	58,978	(10,780,876)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering costs			(172,314)
(Repayment of) proceeds from shareholder’s loans		(431,969)	612,059
Proceeds from initial public offering, net		22,673,485
Capital contribution from non-controlling interest of a subsidiary	134,913	164,000
Net cash provided by financing activities	134,913	22,405,516	439,745
EFFECT OF EXCHANGE RATE ON CASH	(83,145)
NET CHANGE IN CASH	(4,852,203)	6,357,585	(327,566)
CASH, beginning of year	6,416,998	59,413	386,979
CASH, end of year	1,564,795	6,416,998	59,413
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Conversion of shareholder loan to convertible note payable – related party			3,250,000
Conversion of convertible note payable – related party to ordinary shares		3,250,000
Issue of warrants		301,085
Deferred IPO costs reclassed to Additional paid-in capital		172,314
Right-of-use assets obtained in exchange of lease liabilities	189,767	1,437,069
Early termination of right-of-use assets in exchange of lease liabilities	$ (40,353)